Note 16 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
NOTE 16. COMMITMENTS AND CONTINGENCIES

Operating Lease Agreements– Operating lease commitments include the commitments under the lease agreements for the Group’s office premises. The Group leases eleven office facilities throughout China under non-cancelable operating leases with various expiration dates. The amounts of commitments for non-cancelable operating leases in effect at December 31, 2014, were as follows:

	Chinese Yuan (Renminbi)	U.S. Dollars
2015	¥4,205,574	$677,816
2016	2,299,933	370,682
2017	589,215	94,964
2018	-	-
2019	-	-
Total	¥7,094,722	$1,143,462

The Group incurred rental expense of RMB8,782,644, RMB8,984,026 and RMB8,688,546 (US$1,400,339) for the years ended December 31, 2012, 2013 and 2014, respectively. All lease agreements have different lease periods, ranging from 1 year to 4 years.

Software Infringement Indemnity – Standard software license agreements contain an infringement indemnity clause under which the Company agrees to indemnify and hold harmless customers and business partners against liability and damages arising from claims of various copyright or other intellectual property infringements by their software products. The terms constitute a form of guarantee that is subject to the provision.

We estimate the fair value of our indemnification obligations as insignificant, based on our historical experience concerning product and patent infringement claims. Accordingly, we have no liabilities recorded for indemnification under these agreements as of December 31, 2013 and 2014.

Litigation –The Group from time to time is involved in disputes and litigation arising out of the normal course of business. On October 19, 2011,the plaintiff, Microsoft Corporation, filed four software copyright infringement claims against eFuture Beijing at Wuhan Intermediate People’s Court. On December 4, 2012, the Wuhan Intermediate People’s Court rendered four court judgments against eFuture Beijing. The four court judgments awarded Microsoft monetary damages as well as reimbursement of the legal expenses and reasonable expenses of RMB3,944,898 in total. On March 28, 2013, eFuture Beijing entered into a confidential dispute settlement (the “Settlement Agreement”) with Microsoft Corporation in respect to Microsoft’s claims of product infringement against the Company. The settlement resolved all claims between the parties and the amount of the settlement was lower than the judgment previously awarded to Microsoft Corporation. The Group made provision of such obligations under the Settlement Agreement as of December 31, 2012. It was paid in 2013.

The Group was not aware of any potential unasserted claims that would have a material effect on the Group’s financial condition or results of operations.